Variable Interest (Detail)	12 Months Ended
Dec. 31, 2013
Beijing Acorn Trade Co., Ltd. ("Beijing Acorn")
Variable Interest Entity [Line Items]
Date of incorporation	Mar. 19, 1998
Place of incorporation	PRC
Shanghai Acorn Network Technology Development Co., Ltd. ("Shanghai Network")
Variable Interest Entity [Line Items]
Date of incorporation	Nov. 02, 2004
Place of incorporation	PRC
Beijing HJX Technology Development Co., Ltd ("Beijing HJX")
Variable Interest Entity [Line Items]
Date of incorporation	Sep. 16, 2013
Place of incorporation	PRC
Shanghai HJX Electronic Technology Co Ltd ("HJX Electronic")
Variable Interest Entity [Line Items]
Date of incorporation	Dec. 03, 2013
Place of incorporation	PRC